OPTIMUM FUND TRUST

 Optimum Fixed Income Fund
Optimum International Fund
Optimum Large Cap Growth Fund
Optimum Large Cap Value Fund
Optimum Small-Mid Cap Growth Fund
Optimum Small-Mid Cap Value Fund
(the "Funds")

Supplement to the Funds' Statement of Additional Information
 dated July 29, 2016

The following replaces the information in the first chart in the section of the Funds' statement of additional information entitled "Management of the Trust – Trustees and officers":
Trustees and officers
The business and affairs of the Trust are managed under the direction of its Board. Certain officers and Trustees of the Trust hold identical positions in each of the funds in the Delaware Investments® family of investment companies (each a "Delaware Investments Fund" and collectively, the "Delaware Investments Funds"). The Trust's Trustees and principal officers are noted below along with their birthdates and their business experience for the past five years. The Trustees serve for indefinite terms until their resignation, death, or removal.
As of June 30, 2016, the officers and Trustees of the Trust directly owned less than 1% of the outstanding shares of each Class of each Fund.
Name, Address, and Birthdate	Position(s)Held with the Trust	Length of Time Served	Number of Funds in Fund Complex[1] Overseen by Trustee	Principal Occupation(s) During the Past Five Years	Other Directorships Held by Trustee
Interested Trustees
Dan H. Arnold[2] 2005 Market Street Philadelphia, PA 19103 December 1964	Trustee	Sept. 19, 2012 to present	6
President — LPL Financial LLC (2015–Present)

Chief Financial Ofﬁcer — LPL Financial LLC (2012–2015)

Managing Director, Head of Strategy — LPL Financial LLC (2011–2012)

Divisional President of Institutional Services — LPL Financial LLC (2007–2011)

					None

Shawn K. Lytle[2,4] 2005 Market Street Philadelphia, PA 19103 February 1970	Trustee, President, and Chief Executive Ofﬁcer	Trustee since October 14, 2015 President and Chief Executive Ofﬁcer since June 18, 2015	6	Mr. Lytle has served as President of Delaware Investments[4] since June 2015 and was the Regional Head of Americas for UBS Global Asset Management from 2010 through 2015.	Trustee — Delaware Investments® Family of Funds (65 Funds) (September 2015–Present)
Independent Trustees
Robert J. Christian 2005 Market Street Philadelphia, PA 19103 February 1949	Chairman and Trustee	Nov. 1, 2007 to present	6	Private Investor (2006–Present) Chief Investment Ofﬁcer — Wilmington Trust Corp. (1996–2006)	Trustee — Fund Vantage Trust (34 mutual funds) (2007–Present)
Durant Adams Hunter 2005 Market Street Philadelphia, PA 19103 November 1948	Trustee	July 17, 2003 to present	6	Managing Partner — Ridgeway Partners (Executive recruiting) (2004–Present)	None
Pamela J. Moret 2005 Market Street Philadelphia, PA 19103 February 1956	Trustee	Oct. 1, 2013 to present	6	Private Investor (2015–Present) Chief Executive Ofﬁcer — brightpeak ﬁnancial (2011–June 2015) Senior Vice President Thrivent Financial for Lutherans (2002–June 2015)	Director — Blue Cross Blue Shield of Minnesota (2014–Present)
Stephen P. Mullin 2005 Market Street Philadelphia, PA 19103 February 1956	Trustee	July 17, 2003 to present	6	President — Econsult Solutions, Inc. (2013–Present) Senior Vice President — Econsult Corp. (Economic consulting) (2000–2012)	None
Robert A. Rudell 2005 Market Street Philadelphia, PA 19103 September 1948	Trustee	July 17, 2003 to present	6	Private Investor (2002–Present)	Director and Independent Chairman — Heartland Funds (3 mutual funds) (2005–Present)

Jon Socolofsky 2005 Market Street Philadelphia, PA 19103 March 1946	Trustee	July 17, 2003 to present	6	President — H&S Enterprises of Minocqua, LLC (Commercial real estate developer) (2005–present) Private Investor (2002–Present)	None
Ofﬁcers
David F. Connor 2005 Market Street Philadelphia, PA 19103 December 1963	Senior Vice President, General Counsel, and Secretary	Senior Vice President since May 2013; General Counsel since May 2015; Secretary since October 2005	6	David F. Connor has served in various capacities at different times at Delaware Investments.[3]	None[4]
Daniel V. Geatens 2005 Market Street Philadelphia, PA 19103 October 1972	Vice President and Treasurer	Sept. 20, 2007 to present	6	Daniel V. Geatens has served in various capacities at different times at Delaware Investments.[3]	None[4]
Richard Salus 2005 Market Street Philadelphia, PA 19103 October 1963	Senior Vice President and Chief Financial Ofﬁcer	Jan. 1, 2006 to present	6	Richard Salus has served in various executive capacities at different times at Delaware Investments.[3]	None[4]

[1]	The term "Fund Complex" refers to the Trust's Funds.
[2]	"Interested persons" of the Funds by virtue of their executive and management positions or relationships with the Funds' service providers or sub-service providers.
[3]	Delaware Investments® is the marketing name for Delaware Management Holdings, Inc. and its subsidiaries, including the Funds' Manager, principal underwriter, and transfer agent.
[4]
Messrs. Lytle, Connor, Salus and Geatens also serve in similar capacities for the Delaware Investments Family of Funds, a fund complex that has the same Manager, principal underwriter, and transfer agent as the Trust.

Please keep this supplement for future reference.

This Supplement is dated August 19, 2016.